Subsequent event	12 Months Ended
Dec. 31, 2023
Subsequent event
Subsequent event

20. Subsequent event

The board of directors of the Company recommended (i) a final dividend of RMB509.0 million (US$71.7 million) in respect of the year ended December 31, 2023, and (ii) a non-recurring special dividend of RMB509.0 million(US$71.7 million), with an aggregate amount of the final dividend and special dividend of approximately RMB1,018.0 million (US$143.4 million). This recommendation is subject to the approval by the Company’s shareholders respectively at the forthcoming annual general meeting to be held on or around June 12, 2024.

Based on the number of issued Shares as of the date of this announcement, if declared and paid, (i) the final dividend will amount to RMB1.55 per share (tax inclusive) in respect of the year ended December 31, 2023, and (ii) the non - recurring special dividend will amount to RMB1.55 per share (tax inclusive), both subject to adjustment to the number of Shares of the Company entitled to dividend distribution as of the record date for dividend distribution.